UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTST

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 10.2%
Hotels Restaurants & Leisure 1.5%
Burger King Holdings, Inc.	159,390	2,621,966
Household Durables 2.9%
Fortune Brands, Inc.	66,250	2,967,338
Whirlpool Corp. (a)	25,970	1,925,935

		4,893,273
Leisure Equipment & Products 1.5%
Mattel, Inc.	125,190	2,627,738
Multiline Retail 1.4%
Big Lots, Inc.* (a)	79,170	2,474,854
Specialty Retail 1.4%
Best Buy Co., Inc.	78,775	2,472,747
Textiles, Apparel & Luxury Goods 1.5%
VF Corp.	35,200	2,485,824
Consumer Staples 7.1%
Beverages 1.6%
Molson Coors Brewing Co. "B" (a)	61,540	2,680,682
Food & Staples Retailing 1.1%
SUPERVALU, Inc.	200,070	1,944,680
Food Products 1.2%
Dean Foods Co.*	206,130	2,108,710
Household Products 1.5%
Energizer Holdings, Inc.*	41,210	2,598,291
Tobacco 1.7%
Lorillard, Inc.	37,900	2,880,779
Energy 11.5%
Energy Equipment & Services 5.7%
Ensco PLC (ADR) (a)	65,880	2,709,645
McDermott International, Inc.*	122,360	1,568,655
Tidewater, Inc. (a)	67,030	2,686,562
Transocean Ltd.*	55,240	2,811,716

		9,776,578
Oil, Gas & Consumable Fuels 5.8%
Chesapeake Energy Corp.	123,830	2,560,804
Cimarex Energy Co.	35,235	2,305,074
Newfield Exploration Co.*	54,940	2,637,670
Nexen, Inc.	130,310	2,412,038

		9,915,586
Financials 23.0%
Capital Markets 3.2%
Ameriprise Financial, Inc.	63,760	2,778,661
Federated Investors, Inc. "B" (a)	127,045	2,648,888

		5,427,549
Commercial Banks 4.1%
Comerica, Inc.	75,160	2,586,256
Fifth Third Bancorp.	199,130	2,200,386
SunTrust Banks, Inc. (a)	104,200	2,343,458

		7,130,100
Consumer Finance 1.7%
Discover Financial Services	203,230	2,948,867
Insurance 6.1%
Allstate Corp.	92,450	2,551,620
Axis Capital Holdings Ltd.	94,180	2,908,279
Hartford Financial Services Group, Inc.	134,650	2,714,544
HCC Insurance Holdings, Inc.	95,600	2,411,988

		10,586,431
Real Estate Investment Trusts 6.4%
Duke Realty Corp. (REIT) (a)	242,700	2,720,667
Hospitality Properties Trust (REIT) (a)	128,750	2,517,063
Mack-Cali Realty Corp. (REIT)	83,300	2,569,805
Senior Housing Properties Trust (REIT) (a)	133,675	3,141,362

		10,948,897
Thrifts & Mortgage Finance 1.5%
Hudson City Bancorp., Inc.	225,905	2,603,555
Health Care 9.1%
Biotechnology 1.7%
Biogen Idec, Inc.*	55,680	2,995,584
Health Care Equipment & Supplies 4.5%
Kinetic Concepts, Inc.* (a)	76,100	2,429,112
The Cooper Companies, Inc. (a)	72,550	2,926,667
Zimmer Holdings, Inc.*	50,500	2,382,085

		7,737,864
Health Care Providers & Services 1.5%
Omnicare, Inc. (a)	132,775	2,549,280
Pharmaceuticals 1.4%
Forest Laboratories, Inc.*	89,200	2,434,268
Industrials 12.7%
Aerospace & Defense 2.7%
L-3 Communications Holdings, Inc.	37,850	2,520,810
Northrop Grumman Corp.	37,900	2,051,148

		4,571,958
Commercial Services & Supplies 1.5%
Pitney Bowes, Inc. (a)	131,040	2,521,210
Construction & Engineering 1.6%
Fluor Corp. (a)	62,555	2,793,706
Electrical Equipment 3.7%
Babcock & Wilcox Co.*	61,180	1,370,432
General Cable Corp.* (a)	110,080	2,449,280
Hubbell, Inc. "B" (a)	57,330	2,578,703

		6,398,415
Machinery 1.6%
Joy Global, Inc.	49,025	2,781,679
Road & Rail 1.6%
Norfolk Southern Corp.	51,800	2,780,624
Information Technology 9.4%
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc.* (a)	53,650	2,461,462
Arrow Electronics, Inc.*	107,220	2,453,194

		4,914,656
IT Services 3.2%
Fiserv, Inc.* (a)	58,710	2,937,261
Western Union Co.	159,850	2,506,448

		5,443,709
Software 3.4%
Symantec Corp.*	211,365	2,880,905
Synopsys, Inc.*	128,625	2,944,226

		5,825,131
Materials 7.7%
Chemicals 1.8%
Agrium, Inc. (a)	43,280	3,010,990
Containers & Packaging 1.4%
Owens-Illinois, Inc.*	98,270	2,462,646
Metals & Mining 4.5%
Nucor Corp. (a)	63,530	2,336,633
Silver Wheaton Corp.*	116,530	2,628,917
Yamana Gold, Inc.	281,280	2,843,741

		7,809,291
Telecommunication Services 1.6%
Diversified Telecommunication Services
Windstream Corp. (a)	242,040	2,791,931
Utilities 5.3%
Electric Utilities 3.5%
American Electric Power Co., Inc.	88,400	3,130,244
PPL Corp.	105,475	2,864,701

		5,994,945
Multi-Utilities 1.8%
Ameren Corp. (a)	110,620	3,105,103

Total Common Stocks (Cost $169,955,961)		168,050,097
Securities Lending Collateral 22.6%
Daily Assets Fund Institutional, 0.30% (b) (c) (Cost $38,999,665)	38,999,665	38,999,665
Cash Equivalents 2.5%
Central Cash Management Fund, 0.25% (c) (Cost $4,303,715)	4,303,715	4,303,715

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $213,259,341) †	122.7	211,353,477
Other Assets and Liabilities, Net	(22.7)	(39,105,171)

Net Assets	100.0	172,248,306

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $213,671,263. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $2,317,786. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,228,461 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,546,247.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $38,075,696 which is 22.1% of net assets.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$168,050,097	$—	$—	$168,050,097
Short-Term Investments(d)	43,303,380	—	—	43,303,380
Total	$211,353,477	$—	$—	$211,353,477

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010